Components of Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other expenses and adjustments

	2023	2022	2021
Research and development expenses
Clinical trial expenses	$3,675	$4,970	$3,205
Manufacturing & related process development expenses	5,789	2,148	1,547
Intellectual property expenses	397	544	618
Translational science expenses	—	264	673
Personnel-related expenses	6,324	6,023	4,754
Share-based compensation expense	1,305	1,371	2,087
Other expenses	219	112	36
	$17,709	$15,432	$12,920

	2023	2022	2021
General and administrative expenses
Public company-related expenses	$11,278	$6,790	$8,161
Office expenses	3,789	3,303	2,963
Share-based compensation expense	612	1,007	1,739
Depreciation - property and equipment	81	93	130
Depreciation - right-of-use assets	322	299	322
	$16,082	$11,492	$13,315